Note 20 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2014						December 31, 2013
			Fair value hierarchy
(Dollars in thousands)	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Contract amount	Carrying amount	Estimated fair value	Contract amount
Financial assets:
Cash and cash equivalents	$46,634	46,634	46,634				120,686	120,686
Securities available for sale	137,834	137,834		137,834			107,956	107,956
Loans held for sale	2,076	2,076		2,076			1,502	1,502
Loans receivable, net	365,113	364,509		364,509			384,615	388,263
Federal Home Loan Bank stock	777	777		777			784	784
Accrued interest receivable	1,713	1,713		1,713			1,953	1,953
Financial liabilities:
Deposits	496,750	496,494		496,494			553,930	554,160
Accrued interest payable	93	93		93			146	146
Off-balance sheet financial instruments:
Commitments to extend credit	16	16				141,578	2	2	126,871
Commitments to sell loans	(30)	(30)				3,279	(22)	(22)	2,025